Note 7 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of the components of exploration and evaluation assets [text block]
	Year ended December 31, 2018	Year ended December 31, 2017
Exploration and evaluation assets:
Acquisition costs of mineral and surface rights	$150	$75
Geochemical	125	103
Camp and site costs	58	95
Geological consulting	1,086	806
Geophysical	93	–
Land taxes and government fees	445	196
Legal, community and other consultation costs	109	47
Travel	149	111
Total for the year	2,215	1,433
Balance, beginning of year	1,433	–
Balance, end of year	$3,648	$1,433